Segment Information Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 49,610.7	$ 47,702.0	$ 42,658.1
Pretax Profit (Loss)	922.1	4,210.0	7,173.2
Amortization of intangible assets	31.0	57.7	56.9
Personal Lines Segment | Agency Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	17,744.7	16,881.0	15,789.5
Pretax Profit (Loss)	734.1	992.1	2,236.5
Personal Lines Segment | Direct Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	20,135.5	18,492.3	16,830.6
Pretax Profit (Loss)	769.4	619.2	2,076.5
Operating Segments | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	49,241.2	44,368.7	39,261.6
Pretax Profit (Loss)	2,064.0	2,065.4	4,822.7
Operating Segments | Personal Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	37,880.2	35,373.3	32,620.1
Pretax Profit (Loss)	$ 1,503.5	$ 1,611.3	$ 4,313.0
Personal auto insurance percentage of the total personal lines segment net premiums earned	94.00%	94.00%	94.00%
Operating Segments | Commercial Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	$ 9,088.3	$ 6,945.2	$ 4,875.8
Pretax Profit (Loss)	810.3	767.8	634.8
Operating Segments | Property Segment
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	(463.2)
Operating Segments | Property Segment | Goodwill Impairment Loss
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	(224.8)	0.0	0.0
Operating Segments | Property Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	2,270.0	2,042.5	1,765.7
Pretax Profit (Loss)	(238.4)	(312.3)	(125.1)
Amortization of intangible assets	29.1	56.6	56.9
Operating Segments | Other Indemnity | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	2.7	7.7	0.0
Pretax Profit (Loss)	(11.4)	(1.4)	0.0
Segment Reconciling Items | Investments
Segment Reporting Information [Line Items]
Revenues	(651.9)	2,370.1	2,566.6
Pretax Profit (Loss)	(676.2)	2,344.6	2,546.6
Segment Reconciling Items | Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	(243.5)	(218.6)	(217.0)
Segment Reconciling Items | Fees And Other Revenues
Segment Reporting Information [Line Items]
Revenues	722.1	691.8	603.5
Segment Reconciling Items | Service Businesses
Segment Reporting Information [Line Items]
Revenues	299.3	271.4	226.4
Pretax Profit (Loss)	$ 2.6	$ 18.6	$ 20.9